Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Less: accumulated depreciation	$ (163,981)	$ (79,915)
Property and equipment, net	300,966	328,021
Computer and Accessories [Member]
Property and equipment, gross	47,922	22,358
Office Equipment [Member]
Property and equipment, gross	43,286	48,582
Software [Member]
Property and equipment, gross		8,351
Leasehold Improvement [Member]
Property and equipment, gross	$ 373,739	$ 328,645